CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 154,308	$ 207,438
Term deposits	492,699	550,000
Short-term investments	301,995	147,045
Accounts and notes receivable (net of allowances of $556 and $1,143 as of December 31, 2012 and 2013, respectively)	15,958	18,402
Prepaid expenses and other current assets	34,080	29,591
Amounts due from related parties	62,411	258
Equity method investment- current	60,508
Deferred tax assets-current	628
Total current assets	1,122,587	952,734
Property and equipment, net	58,560	32,355
Intangible assets, net	27,397	26,820
Goodwill	61,407	59,673
Long-term investments	107,842	107,597
Deferred tax assets-non-current	1,109
Other non-current assets	6,784	22,634
TOTAL ASSETS	1,385,686	1,201,813
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to Renren Inc. of $36,454 and $9,002 as of December 31, 2012 and 2013, respectively)	10,170	36,743
Accrued expenses and other payables (including accrued expenses and other payables of the consolidated VIEs without recourse to Renren Inc. of $36,892 and $29,463 as of December 31, 2012 and 2013, respectively)	33,314	41,608
Amounts due to related parties (including amount due to a related party of the consolidated VIEs without recourse to Renren Inc. of $77 and $178 as of December 31, 2012 and 2013, respectively)	61,062	77
Deferred revenue and advance from customers (including deferred revenue and advance from customers of the consolidated VIEs without recourse to Renren Inc. of $10,419 and $8,003 as of December 31, 2012 and 2013, respectively)	8,639	10,668
Income tax payable (including income tax payable of the consolidated VIEs without recourse to Renren Inc. of $1,023 and $2,066 as of December 31, 2012 and 2013, respectively)	2,077	1,023
Total current liabilities	115,262	90,119
Long-term liabilities:
Deferred tax liabilities-noncurrent		6,564
Other non-current liabilities	156
TOTAL LIABILITIES	115,418	96,683
Commitments (Note 24)
Equity:
Additional paid in capital	1,285,283	1,319,044
Subscription receivable		(229)
Accumulated deficit	(197,726)	(261,459)
Statutory reserves	6,712	6,712
Accumulated other comprehensive income	174,781	39,714
Total Renren Inc. shareholders' equity	1,270,145	1,104,915
Noncontrolling interest	123	215
Equity	1,270,268	1,105,130
TOTAL LIABILITIES AND EQUITY	1,385,686	1,201,813
Class A ordinary shares
Equity:
Ordinary shares	790	730
Class B ordinary shares
Equity:
Ordinary shares	$ 305	$ 403